TAXES - Schedule of income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Current	$ 278,332	$ 234,087
Deferred	(193,078)	(38,730)
State and local
Current	72,526	48,434
Deferred	(40,050)	(8,013)
Change in valuation allowance	186,294	101,829
Income tax provision	$ 304,024	$ 337,607